Offsets	Apr. 30, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Ford Credit Floorplan Master Owner Trust A
Form or Filing Type	SF-3
File Number	333-283567
Initial Filing Date	Feb. 21, 2025
Fee Offset Claimed	$ 36,569.16
Security Type Associated with Fee Offset Claimed	Asset-Backed Securities
Security Title Associated with Fee Offset Claimed	Asset-Backed Notes, Series FCFMOTA 2025-2
Unsold Securities Associated with Fee Offset Claimed | shares	264,802,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 264,802,000.00
Termination / Withdrawal Statement	The co-Registrants previously registered $1,324,013,000 of securities on October 1, 2025 under the registration statement declared effective on February 21, 2025 of which this prospectus is a part, $264,802,000 of which securities remain unsold for which a filing fee of $36,569.16 was previously paid on October 1, 2025.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Ford Credit Floorplan Master Owner Trust A
Form or Filing Type	SF-3
File Number	333-283567
Filing Date	Oct. 01, 2025
Fee Paid with Fee Offset Source	$ 36,569.16